John Hancock Financial Industries Fund Average Annual Total Returns - Class NAV [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Financials Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.02%	15.27%	13.18%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	11.68%	11.41%	10.41%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.13%	6.85%	7.05%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.19%	8.08%	7.55%